UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Repor t

Legg Mason

Western Asset

Variable Adjustable

Rate Income Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

Portfolio objective

The Portfolio seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.

Portfolio name change

Prior to November 2, 2009, the Portfolio was known as Legg Mason Partners Variable Adjustable Rate Income Portfolio. There was no change in the Portfolio’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Variable Adjustable Rate Income Portfolio for the six-month reporting period ended June 30, 2010.

Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period. Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand over the six months ended June 30, 2010, several economic data points weakened toward the end of the reporting period. This, in combination with sovereign debt woes in Europe, caused investor sentiment to turn negative and had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month. However, the unemployment rate fell to

9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June, respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Financial market overview

During the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds. However, the market experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and

IV	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

Investment commentary (cont’d)

test instruments to exit from the period of unusually accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the first half of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June, as investor demand for these securities began to again increase.

Both short- and long-term Treasury yields fluctuated during the period but generally moved lower. When the period began, two- and ten-year Treasury yields were 1.14% and 3.85%, respectively. Two- and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined amid the investor “flight to quality.” On June 30, 2010, two- and ten-year Treasury yields reached their lows for the reporting period: 0.61% and 2.97%, respectively. Over the six-month reporting period, the yield curvevii flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the six months ended June 30, 2010, the Barclays Capital U.S. Aggregate Indexviii returned 5.33%.

While the high-yield bond market could not escape the negative impact of the investor flight to quality, it still was able to produce strong results during the reporting period. The asset class posted positive returns during each month except for May 2010 when risk aversion reached extremely elevated levels. The high-yield market was supported by better-

than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexix returned 4.45% for the six months ended June 30, 2010.

Performance review

For the six months ended June 30, 2010, Legg Mason Western Asset Variable Adjustable Rate Income Portfolio1 returned 4.87%. The Portfolio’s unmanaged benchmark, the Citigroup 6-Month U.S. Treasury Bill Indexx returned 0.09% for the same period. The Lipper Variable Short-Intermediate Investment Grade Debt Funds Category Average2 returned 2.21% over the same time frame.

Performance Snapshot as of June 30, 2010 (unaudited)
6 months
Legg Mason Western Asset Variable Adjustable Rate Income Portfolio[1]	4.87%
Citigroup 6-Month U.S. Treasury Bill Index	0.09%
Lipper Variable Short-Intermediate Investment Grade Debt Funds Category Average	2.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yield for the period ended June 30, 2010 was 1.23%. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield would have been 0.63%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2010, the gross total operating expense ratio for the Portfolio was 1.36%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 39 funds in the Portfolio’s Lipper category.

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio	V

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00%. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

RISKS: Investments in bonds are subject to interest rate and credit risks. The Portfolio is subject to fluctuations in share price as interest rates rise and fall. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. Adjustable rate securities are subject to additional risks. The Portfolio may invest in high-yield bonds which are rated below investment grade and carry more risk than higher-rated securities. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management's PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board ("Fed") is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix

The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[x]

The Citigroup 6-Month U.S. Treasury Bill Index performance is an average of the last six 6-Month Treasury Bill issues. 6-Month U.S. Treasury Bills are guaranteed by the U.S. government and provide a fixed rate of return when held to maturity.

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report	1

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2010 and December 31, 2009 and does not include derivatives. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

2	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
4.87%	$1,000.00	$1,048.70	1.00%	$5.08	5.00%	$1,000.00	$1,019.84	1.00%	$5.01

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2010

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 24.5%
Banc of America Mortgage Securities Inc., 2003-F 1A1	4.123%	7/25/33	$13,536	$12,803	(a)
Banc of America Mortgage Securities Inc., 2004-A 1A1	3.467%	2/25/34	10,420	8,484	(a)
Banc of America Mortgage Securities Inc., 2005-A 2A1	3.180%	2/25/35	70,030	60,041	(a)
Bear Stearns Alt-A Trust, 2004-11 1A2	1.187%	11/25/34	24,932	12,557	(a)
Bear Stearns ARM Trust, 2004-12 1A1	3.430%	2/25/35	46,421	38,800	(a)
Bear Stearns ARM Trust, 2005-6 1A1	3.687%	8/25/35	181,540	129,764	(a)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	0.947%	10/25/33	165,742	150,533	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.577%	7/20/35	143,152	80,040	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.617%	1/25/36	165,629	100,538	(a)
Countrywide Alternative Loan Trust, 2006-OA7 3A1	0.557%	6/25/46	165,229	81,121	(a)
Countrywide Alternative Loan Trust, 2006-OA11 A4	0.537%	9/25/46	236,074	121,358	(a)
Countrywide Alternative Loan Trust, 2006-OA22 A1	0.507%	2/25/47	366,673	219,526	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2001-HYB1 1A1	2.560%	6/19/31	28,032	25,875	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2002-26 A4	0.847%	12/25/17	38,434	35,631	(a)
Countrywide Home Loans, 2006-3 2A1	0.597%	3/25/36	156,819	91,310	(a)
Countrywide Home Loans, 2006-R2 AF1	0.767%	7/25/36	144,918	109,203	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.797%	6/25/34	126,637	95,262	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2001-T1 A2	4.633%	10/25/40	170,920	176,753	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.470%	3/25/42	67,814	67,729	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	1.130%	3/25/27	82,048	84,092	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2003-124 F	0.647%	1/25/34	21,352	21,458	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.647%	10/25/35	72,288	72,285	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF	0.747%	8/25/33	116,413	116,588	(a)
Federal National Mortgage Association (FNMA), Whole Loan	0.697%	9/25/42	43,075	42,187	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W14 2A	4.614%	1/25/43	46,812	49,458	(a)
First Horizon Alternative Mortgage Securities, 2005-AA12 1A1	2.384%	2/25/36	138,361	88,174	(a)
Harborview Mortgage Loan Trust, 2005-8 1A2A	0.678%	9/19/35	321,397	186,782	(a)
Harborview Mortgage Loan Trust, 2005-13 2A12	1.118%	2/19/36	214,678	116,480	(a)
Harborview Mortgage Loan Trust, 2006-13 A	0.528%	11/19/46	112,268	56,949	(a)
Harborview Mortgage Loan Trust, 2006-14 2A1A	0.498%	1/25/47	327,979	178,396	(a)
Harborview Mortgage Loan Trust, 2006-14 2A1B	0.548%	1/25/47	262,384	54,476	(a)
Harborview Mortgage Loan Trust, 2006-14 2A1C	0.518%	1/25/47	258,423	82,734	(a)
IMPAC CMB Trust, 2003-8 1A2	1.347%	10/25/33	20,748	17,992	(a)
IMPAC CMB Trust, 2005-7 A1	0.607%	11/25/35	185,186	96,531	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	1.147%	11/25/34	46,178	40,486	(a)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.547%	5/25/36	41,718	18,395	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	5.230%	10/25/35	210,345	166,431	(a)
Lehman Structured Securities Corp., 2005-1 A1	0.687%	9/26/45	38,593	22,915	(a)(b)
MASTR Alternative Loans Trust, PAC, 2003-7 7A1	0.747%	11/25/33	78,803	75,541	(a)
MASTR ARM Trust, 2003-6 5A1	2.821%	12/25/33	24,695	22,507	(a)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.800%	2/25/35	74,712	74,697	(a)
New York Mortgage Trust Inc., 2005-2 A	0.677%	8/25/35	114,649	98,524	(a)
Residential Accredit Loans Inc., 2006-QO7 3A2	0.552%	9/25/46	400,000	149,598	(a)
Residential Asset Securitization Trust, PAC, 2003-A11 A2	0.797%	11/25/33	29,451	23,669	(a)
Residential Asset Securitization Trust, PAC, 2004-A2 1A3	0.747%	5/25/34	126,326	113,603	(a)
Residential Funding Mortgage Securities I Trust, 2003-S10 A2	0.747%	6/25/33	4,372	4,340	(a)

See Notes to Financial Statements.

4	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Sequoia Mortgage Trust, 2002-9 2A	2.043%	9/20/32	$5,160	$5,168	(a)
Sequoia Mortgage Trust, 2003-2 A1	1.008%	6/20/33	132,359	113,667	(a)
Structured ARM Loan Trust, 2004-1 2A	0.657%	2/25/34	7,822	7,057	(a)
Structured ARM Loan Trust, 2004-7 A1	0.752%	6/25/34	12,434	9,542	(a)
Structured ARM Loan Trust, 2004-17 A1	1.039%	11/25/34	14,413	12,717	(a)
Structured Asset Mortgage Investments Inc., 2003-AR2 A1	0.718%	12/19/33	54,147	45,120	(a)
Structured Asset Mortgage Investments Inc., 2005-AR3 2A1	2.798%	8/25/35	19,676	12,631	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 1A1	2.763%	12/27/35	98,599	55,340	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 1A2	0.727%	12/27/35	98,549	23,752	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A3	0.537%	7/25/46	265,404	135,821	(a)
Structured Asset Mortgage Investments Inc., 2007-AR4 A1	0.547%	9/25/47	57,617	56,598	(a)
Structured Asset Securities Corp., 1998-3 M1	1.347%	3/25/28	32,032	27,963	(a)
Structured Asset Securities Corp., 1998-8 M1	1.287%	8/25/28	70,495	49,709	(a)
Structured Asset Securities Corp., 2002-16A 1A1	3.548%	8/25/32	62,452	61,972	(a)
Structured Asset Securities Corp., 2002-8A 7A1	2.129%	5/25/32	16,764	14,020	(a)
Structured Asset Securities Corp., 2003-8 2A9	0.847%	4/25/33	12,241	11,189	(a)
Structured Asset Securities Corp., 2004-NP1 A	0.747%	9/25/33	49,324	39,952	(a)(b)(c)(d)
Structured Asset Securities Corp., 2005-RF3 2A	4.693%	6/25/35	88,085	73,284	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.247%	3/25/44	15,628	15,515	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.435%	8/20/35	118,103	78,599	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2002-AR1 1A1	3.040%	11/25/30	50,790	44,622	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2004-AR2 A	1.839%	4/25/44	41,087	33,703	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.667%	8/25/45	199,507	156,059	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR3 A1A	1.391%	5/25/46	152,252	81,312	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR10 1A1	5.890%	9/25/36	105,610	82,707	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR6 2A	1.401%	8/25/46	319,458	165,750	(a)
Washington Mutual Inc. Pass-Through Certificates, 2003-S6 2A8	0.747%	7/25/18	96,555	93,292	(a)
Washington Mutual Inc. Pass-Through Certificates, 2005-AR19 A1A1	0.617%	12/25/45	137,597	105,966	(a)
Wells Fargo Mortgage Backed Securities Trust, 2004-Y 1A1	3.014%	11/25/34	89,505	86,843	(a)
Wells Fargo Mortgage Backed Securities Trust, PAC, 2003-5 A4	0.747%	5/25/33	78,870	77,931	(a)
Total Collateralized Mortgage Obligations (Cost — $8,206,180)				5,470,417
Asset-Backed Securities — 18.4%
Financials — 18.4%
Automobiles — 0.8%
Ford Credit Auto Owner Trust, 2009-B A2	2.100%	11/15/11	83,054	83,230
Ford Credit Auto Owner Trust, 2009-D A2	1.210%	1/15/12	87,813	87,919
Total Automobiles				171,149
Credit Cards — 2.5%
Bank of America Credit Card Trust, 2006-A9 A9	0.360%	2/15/13	210,000	209,947	(a)
Bank of America Credit Card Trust, 2008-A1 A1	0.930%	4/15/13	140,000	140,231	(a)
Chase Issuance Trust, 2006-A5 A	0.370%	11/15/13	200,000	199,511	(a)
Total Credit Cards				549,689
Diversified Financial Services — 0.4%
Business Loan Express, 2002-AA A	0.997%	6/25/28	90,742	61,987	(a)(b)
Business Loan Express, 2003-2A A	1.147%	1/25/32	23,559	15,936	(a)(b)

See Notes to Financial Statements.

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report	5

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
Business Loan Express, 2003-AA A	1.300%	5/15/29	$32,213	$22,380	(a)(b)
Total Diversified Financial Services				100,303
Home Equity — 13.4%
Argent Securities Inc., 2004-W10 A2	0.737%	10/25/34	51,175	45,315	(a)
Asset-Backed Securities Corp., Home Equity Loan Trust, 2001-HE3 A1	0.890%	11/15/31	58,005	49,763	(a)
Bear Stearns Asset-Backed Securities I Trust, 2004-BO1 2A2	0.747%	9/25/34	587,640	541,235	(a)
Bear Stearns Asset-Backed Securities Inc., 2003-1 A1	0.847%	11/25/42	108,892	92,935	(a)
Bear Stearns Asset-Backed Securities Inc., 2003-SD1 A	0.797%	12/25/33	136,039	118,220	(a)
Bear Stearns Asset-Backed Securities Inc., 2003-SD3 A	0.827%	10/25/33	35,204	30,427	(a)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.567%	12/25/36	81,227	63,641	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.967%	1/25/33	69,875	56,557	(a)
Countrywide Asset-Backed Certificates, 2004-6 2A4	0.797%	11/25/34	168,389	142,002	(a)
Countrywide Asset-Backed Certificates, 2006-SD2 1A1	0.697%	5/25/46	99,027	64,353	(a)(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.677%	7/25/36	144,456	77,191	(a)(b)
Countrywide Home Equity Loan Trust, 2004-J 2A	0.640%	12/15/33	59,793	29,922	(a)
EMC Mortgage Loan Trust, 2004-C A1	0.897%	3/25/31	62,856	50,678	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.557%	11/25/36	60,037	24,155	(a)
GSAMP Trust, 2006-SEA1 A	0.647%	5/25/36	122,383	98,235	(a)(b)
Lehman XS Trust, 2006-16N A4B	0.587%	11/25/46	242,695	56,731	(a)
Lehman XS Trust, 2006-2N 1A1	0.607%	2/25/46	212,617	106,660	(a)
Merrill Lynch Mortgage Investors Trust, 2006-SD1 A	0.627%	1/25/47	120,960	79,664	(a)
New Century Home Equity Loan Trust, 2004-2 M2	0.967%	8/25/34	390,000	298,932	(a)
Option One Mortgage Loan Trust, 2003-1 A2	1.187%	2/25/33	272,664	224,215	(a)
RAAC Series, 2006-RP2 A	0.597%	2/25/37	109,468	68,322	(a)(b)
RAAC Series, 2006-RP3 A	0.617%	5/25/36	126,595	70,482	(a)(b)
RAAC Series, 2006-RP4 A	0.637%	1/25/46	190,177	106,574	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A	0.787%	8/25/33	135,432	115,203	(a)
Renaissance Home Equity Loan Trust, 2003-3 A	0.847%	12/25/33	155,427	125,710	(a)
Residential Asset Securities Corp., 2002-KS4 AIIB	0.847%	7/25/32	53,343	26,876	(a)
SACO I Trust, 2005-2 A	0.547%	4/25/35	5,607	2,208	(a)(b)
SACO I Trust, 2005-8 A1	0.627%	11/25/35	46,261	21,873	(a)
SACO I Trust, 2005-10 1A	0.607%	6/25/36	88,472	29,054	(a)
SACO I Trust, 2005-WM3 A1	0.867%	9/25/35	22,700	6,800	(a)
SACO I Trust, 2006-5 1A	0.647%	4/25/36	96,217	16,105	(a)
Saxon Asset Securities Trust, 2002-1 AV1	0.847%	3/25/32	15,159	11,990	(a)
Specialty Underwriting & Residential Finance Trust, 2003-BC1 A	1.027%	1/25/34	4,045	3,057	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	1.027%	1/25/33	35,567	27,660	(a)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.777%	3/25/37	150,639	105,447	(a)(b)(c)
Wachovia Asset Securitization Inc., 2003-HE1	0.637%	3/25/33	23,361	14,165	(a)
Total Home Equity				3,002,357
Student Loan — 1.3%
Carrington Mortgage Loan Trust, 2005-NC5 A2	0.667%	10/25/35	89,779	84,763	(a)
Sierra CLO Ltd., 2006-2A X	0.557%	1/22/13	110,000	105,138	(a)(b)
SLC Student Loan Trust, 2005-2 A1	0.537%	3/15/18	64,657	64,552	(a)
SLC Student Loan Trust, 2008-2 A1	0.937%	9/15/14	35,134	35,164	(a)
Total Student Loan				289,617
Total Asset-Backed Securities (Cost — $5,448,229)				4,113,115

See Notes to Financial Statements.

6	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Senior Loans — 11.1%
Consumer Discretionary — 6.3%
Media — 4.2%
Charter Communications, Term Loan B	2.350%	3/6/14	$53,470	$49,690	(b)(e)(f)
Charter Communications, Term Loan C	3.790%	9/6/16	434,074	405,239	(b)(e)
CSC Holdings Inc., Term Loan B3	2.100%	3/29/16	337,159	324,024	(e)
SuperMedia Inc., Term Loan	11.000%	12/31/15	181,368	156,074	(b)(e)
Total Media				935,027
Multiline Retail — 2.1%
Neiman Marcus Group Inc., Term Loan B	2.351 - 2.538%	4/5/13	491,810	461,755	(b)(e)(f)
Total Consumer Discretionary				1,396,782
Health Care — 1.9%
Health Care Providers & Services — 1.9%
Health Management Associates Inc., Term Loan B	2.283%	2/28/14	454,807	424,171	(b)(e)(f)
Materials — 1.6%
Paper & Forest Products — 1.6%
Georgia-Pacific Corp., Term Loan	2.533 - 2.538%	12/21/12	217,994	211,223	(b)(e)
Georgia-Pacific Corp., Term Loan C	3.540 - 3.788%	12/23/14	140,164	138,696	(b)(e)(f)
Total Materials				349,919
Utilities — 1.3%
Independent Power Producers & Energy Traders — 1.3%
NRG Energy Inc., Term Loan	2.283%	2/1/13	67,782	64,901	(b)(e)(f)
NRG Energy Inc., Term Loan B	2.283%	8/31/15	245,334	234,907	(b)(e)(f)
Total Independent Power Producers & Energy Traders				299,808
Total Collateralized Senior Loans (Cost — $2,754,419)				2,470,680
Corporate Bonds & Notes — 24.3%
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.1%
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	5,000	5,287
Station Casinos Inc., Senior Notes	6.000%	4/1/12	50,000	3,219	(d)(g)
Total Hotels, Restaurants & Leisure				8,506
Media — 0.1%
DISH DBS Corp., Senior Notes	6.625%	10/1/14	20,000	20,050
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	5,000	5,388	(b)
Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	5,000	5,306
Total Media				30,744
Multiline Retail — 0.0%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	5,372	5,412	(f)
Total Consumer Discretionary				44,662
Consumer Staples — 0.3%
Beverages — 0.3%
PepsiCo Inc., Senior Notes	0.333%	7/15/11	60,000	60,039	(a)
Energy — 2.1%
Energy Equipment & Services — 0.0%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	5,000	4,912
Oil, Gas & Consumable Fuels — 2.1%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	5,000	4,688
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	10,000	10,375

See Notes to Financial Statements.

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report	7

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
El Paso Corp., Senior Notes	8.250%	2/15/16	$10,000	$10,525
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	10,000	9,213	(a)
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	5,000	4,375
Pemex Project Funding Master Trust, Senior Notes	1.136%	12/3/12	410,000	410,000	(a)(b)
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	10,000	10,200	(b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	8,000	9,360
Total Oil, Gas & Consumable Fuels				468,736
Total Energy				473,648
Financials — 18.2%
Capital Markets — 2.7%
Goldman Sachs Group Inc., Bonds	0.624%	11/9/11	225,000	226,161	(a)
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	200,000	49,000	(b)(d)(g)
Merrill Lynch & Co. Inc., Senior Notes	0.768%	6/5/12	220,000	213,788	(a)
Morgan Stanley, Senior Notes	2.930%	5/14/13	120,000	120,528	(a)
Total Capital Markets				609,477
Commercial Banks — 7.3%
Bank of Nova Scotia, Senior Notes	0.788%	3/5/12	170,000	169,942	(a)
Dexia Credit Local NY, Senior Notes	0.938%	3/5/13	250,000	250,269	(a)(b)
Glitnir Banki HF, Senior Notes	3.255%	1/18/12	200,000	53,000	(a)(b)(d)(g)
ING Bank NV, Senior Notes	2.625%	2/9/12	200,000	204,012	(b)
Landsbanki Islands HF, Senior Notes	6.059%	8/25/09	200,000	23,500	(a)(b)(d)(g)
Union Bank NA, Senior Notes	0.617%	3/16/11	250,000	250,108	(a)
Wells Fargo & Co., Senior Notes	0.406%	1/24/12	200,000	198,199	(a)
Westpac Banking Corp.	0.444%	4/19/11	250,000	249,818	(a)(b)
Westpac Banking Corp., Notes	3.250%	12/16/11	110,000	113,185	(b)
Westpac Banking Corp., Senior Notes	2.900%	9/10/14	100,000	102,576	(b)
Total Commercial Banks				1,614,609
Consumer Finance — 3.3%
American Honda Finance Corp., Senior Notes	5.125%	12/15/10	250,000	254,496	(b)
Caterpillar Financial Services Corp., Senior Notes	1.287%	6/24/11	220,000	221,684	(a)
GMAC Inc., Notes	2.200%	12/19/12	180,000	185,040
GMAC Inc., Senior Notes	7.500%	12/31/13	70,000	70,525
Total Consumer Finance				731,745
Diversified Financial Services — 3.4%
AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	10,000	9,950	(b)
Citigroup Funding Inc., Notes	0.835%	3/30/12	265,000	264,985	(a)
Citigroup Inc., Notes	6.000%	12/13/13	60,000	62,995
General Electric Capital Corp., Senior Notes	2.125%	12/21/12	210,000	216,028
JPMorgan Chase & Co., Senior Notes	0.664%	12/21/11	210,000	209,129	(a)
Total Diversified Financial Services				763,087
Insurance — 1.5%
Berkshire Hathaway Finance Corp., Senior Notes	0.423%	1/13/12	90,000	90,056	(a)
Berkshire Hathaway Inc., Senior Notes	0.354%	2/10/11	200,000	200,015	(a)
Berkshire Hathaway Inc., Senior Notes	0.554%	2/10/12	50,000	50,089	(a)
Total Insurance				340,160
Total Financials				4,059,078

See Notes to Financial Statements.

8	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Health Care — 0.6%
Health Care Providers & Services — 0.6%
HCA Inc., Senior Secured Notes	9.625%	11/15/16	$97,000	$104,032	(f)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	30,000	31,950	(b)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	5,000	4,675	(a)(f)
Total Health Care				140,657
Industrials — 0.1%
Airlines — 0.1%
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	10,000	9,950	(b)
Materials — 0.1%
Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	10,000	11,014
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	5,000	5,914
Total Metals & Mining				16,928
Paper & Forest Products — 0.0%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	5,000	4,275	(b)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	5,000	4,463
Total Paper & Forest Products				8,738
Total Materials				25,666
Telecommunication Services — 2.0%
Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	15,000	16,050
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	5,000	4,563
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	5,000	5,162	(b)
Qwest Corp., Senior Notes	3.787%	6/15/13	20,000	19,900	(a)
Total Diversified Telecommunication Services				45,675
Wireless Telecommunication Services — 1.8%
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	3.065%	5/20/11	200,000	204,509	(a)
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	5,000	5,125
Vodafone Group PLC, Notes	0.816%	2/27/12	200,000	199,741	(a)
Total Wireless Telecommunication Services				409,375
Total Telecommunication Services				455,050
Utilities — 0.7%
Independent Power Producers & Energy Traders — 0.7%
AES Corp., Senior Notes	7.750%	10/15/15	40,000	40,700
Dynegy Holdings Inc., Senior Notes	7.750%	6/1/19	5,000	3,481
Edison Mission Energy, Senior Notes	7.625%	5/15/27	20,000	11,450
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	142,921	93,614	(f)
Total Utilities				149,245
Total Corporate Bonds & Notes (Cost — $5,964,884)				5,417,995
Mortgage-Backed Securities — 1.7%
FHLMC — 0.4%
Federal Home Loan Mortgage Corp. (FHLMC)	2.480%	1/1/27	80,269	83,773	(a)
FNMA — 1.3%
Federal National Mortgage Association (FNMA)	5.143%	9/1/35	292,576	305,720	(a)
Total Mortgage-backed Securities (Cost — $374,300)				389,493

See Notes to Financial Statements.

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report	9

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Sovereign Bond — 0.3%
Russia — 0.3%
Russian Foreign Bond-Eurobond, Senior Bonds (Cost — $62,833)	7.500%	3/31/30	$56,120	$63,404	(b)
U.S. Government & Agency Obligations — 16.3%
U.S. Government Agencies — 16.3%
Federal Farm Credit Bank (FFCB), Bonds	0.387%	1/28/11	250,000	250,186	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	0.310%	12/29/11	250,000	249,927	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.204%	2/1/11	150,000	149,991	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.607%	3/9/11	211,000	211,202	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.682%	2/1/23	66,385	69,395	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.588%	4/1/26	144,002	150,438	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.764%	7/1/29	27,421	28,656	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.890%	8/1/30	44,188	46,185	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.959%	10/1/33	17,244	17,925	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	2.843%	5/1/33	98,056	103,166	(a)
Federal National Mortgage Association (FNMA)	12.000%	4/20/16	85,492	98,659
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.127%	8/1/15	73,733	75,322	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.758%	4/1/20	85,951	86,724	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.722%	11/1/25	121,331	126,617	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.810%	1/1/26	155,208	162,450	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.773%	7/1/26	181,181	189,547	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.528%	5/1/28	498,815	520,899	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.763%	5/1/28	47,362	49,531	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.819%	9/1/30	80,594	84,246	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.850%	9/1/32	30,016	31,350	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.665%	1/1/33	6,391	6,650	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.590%	2/1/33	16,393	17,082	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.638%	5/1/33	19,775	20,598	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.772%	9/1/33	91,364	94,716	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	3.212%	1/1/33	7,976	8,023	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	3.390%	7/1/33	56,907	59,520	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	3.336%	10/1/33	39,177	40,824	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.923%	10/1/34	106,834	109,621	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.600%	4/1/33	76,872	78,346	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.031%	5/1/33	31,696	32,859	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.127%	6/1/33	12,570	12,938	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.932%	10/1/34	174,721	180,675	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	5/20/26	50,734	52,442	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	4.375%	5/20/32	13,710	14,172	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	1/20/35	82,130	84,036	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.875%	2/20/35	110,040	112,007	(a)
Total U.S. Government & Agency Obligations (Cost — $3,545,601)				3,626,925
U.S. Treasury Inflation Protected Security — 0.4%
U.S. Treasury Notes, Inflation Indexed (Cost — $79,688)	2.375%	1/15/17	81,074	89,606	(h)

See Notes to Financial Statements.

10	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

Security			Shares	Value
Common Stocks — 0.1%
Consumer Discretionary — 0.1%
Media — 0.1%
Dex One Corp.			32	$608	*
SuperMedia Inc.			899	16,443	*
Total Consumer Discretionary				17,051
Materials — 0.0%
Chemicals — 0.0%
Georgia Gulf Corp.			248	3,308	*
Total Common Stocks (Cost — $72,052)				20,359

		Expiration Date	Warrants
Warrants — 0.0%
Buffets Restaurant Holdings (Cost — $0)		4/28/14	4	0	*(c)(d)
Total Investments before Short-Term Investment (Cost — $26,508,186)				21,661,994

	Rate	Maturity Date	Face Amount
Short-Term Investment — 2.7%
Repurchase Agreement — 2.7%
Morgan Stanley tri-party repurchase agreement dated 6/30/10; Proceeds at maturity — $599,000; (Fully collateralized by U.S. government agency obligation, 0.500% due 10/29/10; Market value — $616,330) (Cost — $599,000)	0.020%	7/1/10	$599,000	599,000
Total Investments — 99.8% (Cost — $27,107,186#)				22,260,994
Other Assets In Excess of Liabilities — 0.2%				47,045
Total Net Assets — 100.0%				$22,308,039

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	The coupon payment on these securities is currently in default as of June 30, 2010.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CMB	— Cash Management Bill
CMT	— Constant Maturity Treasury
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments, at value (Cost — $27,107,186)	$22,260,994
Cash	194
Receivable for Portfolio shares sold	70,946
Interest receivable	51,714
Receivable for securities sold	13,745
Principal paydown receivable	12,452
Prepaid expenses	124
Total Assets	22,410,169

Liabilities:
Distribution fees payable	1,833
Investment management fee payable	1,652
Payable to broker — variation margin on open futures contracts	175
Payable for Portfolio shares repurchased	112
Trustees’ fees payable	100
Accrued expenses	98,258
Total Liabilities	102,130
Total Net Assets	$22,308,039

Net Assets:
Par value (Note 5)	$26
Paid-in capital in excess of par value	28,016,792
Undistributed net investment income	34,066
Accumulated net realized loss on investments and futures contracts	(967,177)
Net unrealized depreciation on investments and futures contracts	(4,775,668)
Total Net Assets	$22,308,039
Shares Outstanding	2,618,487
Net Asset Value	$8.52

See Notes to Financial Statements.

12	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Interest	$246,239

Expenses:
Investment management fee (Note 2)	61,748
Shareholder reports	52,717
Distribution fees (Note 2)	28,067
Audit and tax	16,664
Legal fees	3,113
Transfer agent fees	3,068
Custody fees	735
Insurance	594
Trustees’ fees	76
Miscellaneous expenses	884
Total Expenses	167,666
Less: Fee waivers and/or expense reimbursements (Note 2)	(55,215)
Compensating balance arrangements (Note 1)	(179)
Net Expenses	112,272
Net Investment Income	133,967

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(192,289)
Futures contracts	29,087
Net Realized Loss	(163,202)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	1,018,108
Futures contracts	76,592
Change in Net Unrealized Appreciation/Depreciation	1,094,700
Net Gain on Investments and Futures Contracts	931,498
Proceeds from Settlement of a Regulatory Matter (Note 7)	2,057
Increase in Net Assets from Operations	$1,067,522

See Notes to Financial Statements.

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited), the Period Ended December 31, 2009 and the Year Ended October 31, 2009	2010	2009†	2009

Operations:
Net investment income	$133,967	$53,714	$564,486
Net realized gain (loss)	(163,202)	56,912	(253,949)
Change in net unrealized appreciation/depreciation	1,094,700	285,484	965,848
Proceeds from settlement of a regulatory matter (Note 7)	2,057	—	—
Increase in Net Assets From Operations	1,067,522	396,110	1,276,385

Distributions to Shareholders From (Note 1):
Net investment income	(15,503)	(392,002)	(1,300,001)
Decrease in Net Assets from Distributions to Shareholders	(15,503)	(392,002)	(1,300,001)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	2,912,431	832,225	3,165,713
Reinvestment of distributions	15,503	392,002	1,300,001
Cost of shares repurchased	(3,980,742)	(751,048)	(6,389,445)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(1,052,808)	473,179	(1,923,731)
Increase (Decrease) in Net Assets	(789)	477,287	(1,947,347)

Net Assets:
Beginning of period	22,308,828	21,831,541	23,778,888
End of period*	$22,308,039	$22,308,828	$21,831,541
* Includes undistributed and (overdistributed) net investment income, respectively, of:	$34,066	$(86,455)	$249,698

†	For the period November 1, 2009 through December 31, 2009.

See Notes to Financial Statements.

14	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2010[1]	2009[2]	2009[3]	2008[3]	2007[3]	20063,[4]	2005[3,4]

Net asset value, beginning of period	$8.13	$8.13	$8.08	$10.13	$10.28	$10.18	$10.10

Income (loss) from operations:
Net investment income	0.05	0.02	0.22	0.44	0.49	0.42	0.24
Net realized and unrealized gain (loss)	0.35	0.12	0.29	(2.01)	(0.17)	(0.01)	(0.05)
Total income (loss) from operations	0.40	0.14	0.51	(1.57)	0.32	0.41	0.19

Less distributions from:
Net investment income	(0.01)	(0.14)	(0.46)	(0.48)	(0.47)	(0.31)	(0.11)
Total distributions	(0.01)	(0.14)	(0.46)	(0.48)	(0.47)	(0.31)	(0.11)

Net asset value, end of period	$8.52	$8.13	$8.13	$ 8.08	$10.13	$10.28	$10.18
Total return[5]	4.87%	1.79%	7.36%	(16.19)%[6]	3.21%	4.09%	1.87%

Net assets, end of period (millions)	$22	$22	$22	$24	$38	$40	$38

Ratios to average net assets:
Gross expenses	1.49%[7]	1.72%[7]	1.36%	1.32%	1.22%[8]	1.03%	1.13%
Net expenses[9],11	1.00 [7,10]	1.00 [7,10]	1.00 [10,12]	1.00 [12]	0.92 [8,12]	0.87 [12]	0.98 [12]
Net investment income	1.19 [7]	1.47 [7]	2.76	4.07	4.62	3.98	2.49

Portfolio turnover rate	21%	3%	38%[13]	45%[13]	130%[13]	45%[13]	12%

[1]	For the six months ended June 30, 2010 (unaudited).

[2]	For the period November 1, 2009 through December 31, 2009.

[3]	For the year ended October 31.

[4]	Represents a share of capital stock outstanding prior to April 30, 2007.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The investment manager fully reimbursed the Portfolio for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 1.21% and 0.91%, respectively.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation agreement, effective September 18, 2009 through December 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 1.00%.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]

As a result of a contractual expense limitation, effective October 31, 2005 through February 28, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio did not exceed 1.00%. Effective March 1, 2007, the Portfolio has a 1.00% voluntary expense limitation that may be terminated at any time.

[13]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 102%, 212%, 150% and 77% for the years ended October 31, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

16	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Collateralized mortgage obligations	—	$5,430,465	$39,952		$5,470,417
Asset-backed securities	—	4,113,115	—		4,113,115
Collateralized senior loans	—	2,470,680	—		2,470,680
Corporate bonds & notes	—	5,417,995	—		5,417,995
Mortgage-backed securities	—	389,493	—		389,493
Sovereign bond	—	63,404	—		63,404
U.S. government & agency obligations	—	3,626,925	—		3,626,925
U.S. treasury inflation protected security	—	89,606	—		89,606
Common stocks	$20,359	—	—		20,359
Warrants	—	—	0	*	0	*
Total long-term investments	$20,359	$21,601,683	$39,952		$21,661,994
Short-term investment†	—	599,000	—		599,000
Total investments	$20,359	$22,200,683	$39,952		$22,260,994
Other financial instruments:
Futures contracts	70,524	—	—		70,524
Total	$90,883	$22,200,683	$39,952		$22,331,518

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Collateralized Mortgage Obligation	Warrants		Total
Balance as of December 31, 2009	—	$0	*	$0	*
Accrued premiums/discounts	—	—		—
Realized gain/(loss)	—	—		—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfer into Level 3	$39,952	—		$39,952
Transfer out of Level 3	—	—		—
Balance as of June 30, 2010	$39,952	$0	*	$39,952
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010[1]	$—	$0	*	$0	*

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

*	Value is less than $1.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report	17

the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, commodities or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Portfolio executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(f) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a TBA basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt

18	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(h) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

(l) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report	19

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

As a result of an expense limitation agreement between the Portfolio and LMPFA, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00%. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

During the six months ended June 30, 2010, fees waived and/or expenses reimbursed amounted to $38,375.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

The Trust, on behalf of the Portfolio, has adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Portfolio shall pay a fee in the amount not to exceed 0.25% of the average daily net assets of the Portfolio. The fee is calculated daily and paid monthly. The Trust has agreed to waive 0.15% of the Rule 12b-1 distribution plan fees for the Portfolio. For the six months ended June 30, 2010, Rule 12b-1 distribution plan fees of $16,840 were waived for the Portfolio.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$4,202,422	$500,073
Sales	3,633,401	943,378

20	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$187,706
Gross unrealized depreciation	(5,033,898)
Net unrealized depreciation	$(4,846,192)

At June 30, 2010, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
90 Day Eurodollar	23	9/10	$5,656,282	$5,712,337	$56,055
U.S. Treasury 2-Year Notes	6	9/10	1,307,395	1,312,969	5,574
U.S. Treasury 5-Year Notes	6	9/10	701,215	710,110	8,895
Net unrealized gain on open futures contracts					$70,524

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2010.

ASSET DERIVATIVES[1]
Interest Rate Contracts Risk
Futures Contracts[2]	$70,524

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Contracts Risk
Futures Contracts	$29,087

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
Interest Rate Contracts Risk
Futures Contracts	$76,592

During the six months ended June 30, 2010, the volume of derivative activity for the Portfolio was as follows:

Average market value
Futures contracts (to buy)	$9,066,879
Futures contracts (to sell)†	2,049,045

†	At June 30, 2010, there were no open positions held in this derivative.

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report	21

The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and/or a percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Shares of beneficial interest

At June 30, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Portfolio were as follows:

	Six Months Ended June 30, 2010	Period Ended December 31, 2009*	Year Ended October 31, 2009
Shares sold	345,931	102,101	411,724
Shares issued on reinvestment	1,824	48,575	187,861
Shares repurchased	(473,566)	(92,416)	(856,886)
Net increase (decrease)	(125,811)	58,260	(257,301)

*	For the period November 1, 2009 through December 31, 2009.

6. Capital loss carryforward

As of December 31, 2009, the Portfolio had a net capital loss carryforward of approximately $776,525, of which $129,511 expires in 2013, $211,314 expires in 2014 and $435,700 expires in 2016. These amounts will be available to offset any future taxable capital gains.

7. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolio, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

22	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010, these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Portfolio has received $2,057 related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

8. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismiss-

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report	23

ing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

9. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006.

24	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. After full briefing, oral argument took place on May 4, 2010. The parties are awaiting a decision.

Legg Mason Western Asset

Variable Adjustable Rate Income Portfolio

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Variable Adjustable Rate Income Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04230 8/10 SR10-1147

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date: August 26, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Income Trust

Date: August 26, 2010